PORTFOLIO OF INVESTMENTS – as of April 30, 2020 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks – 41.8% of Net Assets

	Aerospace & Defense – 0.5%
26	Axon Enterprise, Inc.(a)	$1,891
104	Boeing Co. (The)	14,666
38	Moog, Inc., Class A	1,880
48	Raytheon Technologies Corp.	3,111
18	Teledyne Technologies, Inc.(a)	5,862

		27,410

	Air Freight & Logistics – 0.5%
254	Expeditors International of Washington, Inc.	18,188
24	FedEx Corp.	3,042
50	United Parcel Service, Inc., Class B	4,733

		25,963

	Airlines – 0.1%
12	Delta Air Lines, Inc.	311
189	Hawaiian Holdings, Inc.	2,721

		3,032

	Auto Components – 0.2%
114	Aptiv PLC	7,929
13	BorgWarner, Inc.	372
186	Delphi Technologies PLC(a)	1,858
31	Visteon Corp.(a)	1,869

		12,028

	Automobiles – 0.3%
746	Fiat Chrysler Automobiles NV	6,423
444	General Motors Co.	9,897
36	Thor Industries, Inc.	2,383

		18,703

	Banks – 2.3%
99	Ameris Bancorp	2,518
168	BancorpSouth Bank	3,677
830	Bank of America Corp.	19,961
386	Cadence BanCorp	2,555
430	Citigroup, Inc.	20,881
204	Citizens Financial Group, Inc.	4,568
128	Columbia Banking System, Inc.	3,455
8	Comerica, Inc.	279
81	Cullen/Frost Bankers, Inc.	5,821
294	Fulton Financial Corp.	3,437
233	Huntington Bancshares, Inc.	2,153
149	International Bancshares Corp.	4,319
358	KeyCorp	4,171
24	M&T Bank Corp.	2,690
568	People’s United Financial, Inc.	7,208
73	PNC Financial Services Group, Inc. (The)	7,787

Shares	Description	Value (†)
Common Stocks – continued

	Banks – continued
150	Regions Financial Corp.	$1,612
135	TCF Financial Corp.	4,008
121	Truist Financial Corp.	4,516
231	Trustmark Corp.	6,147
346	Wells Fargo & Co.	10,051
65	Wintrust Financial Corp.	2,723
114	Zions Bancorp N.A.	3,604

		128,141

	Beverages – 1.1%
87	Brown-Forman Corp., Class B	5,411
179	Coca-Cola Co. (The)	8,214
88	Constellation Brands, Inc., Class A	14,493
400	Monster Beverage Corp.(a)	24,724
55	PepsiCo, Inc.	7,276

		60,118

	Biotechnology – 1.4%
63	AbbVie, Inc.	5,178
58	Amgen, Inc.	13,875
13	Biogen, Inc.(a)	3,859
103	BioMarin Pharmaceutical, Inc.(a)	9,478
99	Gilead Sciences, Inc.	8,316
22	Ligand Pharmaceuticals, Inc.(a)	2,168
69	Regeneron Pharmaceuticals, Inc.(a)	36,286
5	Vertex Pharmaceuticals, Inc.(a)	1,256

		80,416

	Building Products – 0.2%
164	Johnson Controls International PLC	4,774
23	Lennox International, Inc.	4,294
71	Owens Corning	3,078

		12,146

	Capital Markets – 3.0%
8	Affiliated Managers Group, Inc.	560
11	Ameriprise Financial, Inc.	1,264
456	Bank of New York Mellon Corp. (The)	17,118
16	BlackRock, Inc.	8,033
491	Charles Schwab Corp. (The)	18,521
21	CME Group, Inc.	3,743
51	FactSet Research Systems, Inc.	14,025
98	Franklin Resources, Inc.	1,846
58	Goldman Sachs Group, Inc. (The)	10,638
52	Intercontinental Exchange, Inc.	4,651
55	Invesco Ltd.	474
127	Janus Henderson Group PLC	2,273
128	Legg Mason, Inc.	6,378
69	Moody’s Corp.	16,829
36	MSCI, Inc.	11,772
54	Northern Trust Corp.	4,275

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – continued
53	S&P Global, Inc.	$15,523
221	SEI Investments Co.	11,262
340	State Street Corp.	21,434
7	T. Rowe Price Group, Inc.	809

		171,428

	Chemicals – 0.6%
28	DuPont de Nemours, Inc.	1,317
56	Ecolab, Inc.	10,836
69	HB Fuller Co.	2,539
46	Innospec, Inc.	3,336
12	International Flavors & Fragrances, Inc.	1,572
46	Linde PLC	8,464
59	Minerals Technologies, Inc.	2,598
31	Stepan Co.	2,957

		33,619

	Commercial Services & Supplies – 0.2%
62	Healthcare Services Group, Inc.	1,580
33	MSA Safety, Inc.	3,714
48	Tetra Tech, Inc.	3,613
44	Waste Management, Inc.	4,401

		13,308

	Communications Equipment – 0.6%
79	Ciena Corp.(a)	3,654
474	Cisco Systems, Inc.	20,088
6	F5 Networks, Inc.(a)	835
45	InterDigital, Inc.	2,600
44	Lumentum Holdings, Inc.(a)	3,560
17	Motorola Solutions, Inc.	2,445

		33,182

	Construction & Engineering – 0.1%
150	AECOM(a)	5,439
195	Fluor Corp.	2,281

		7,720

	Consumer Finance – 0.8%
835	Ally Financial, Inc.	13,686
141	American Express Co.	12,866
278	Capital One Financial Corp.	18,003

		44,555

	Containers & Packaging – 0.2%
79	Ball Corp.	5,182
47	International Paper Co.	1,610
247	O-I Glass, Inc.	2,035

		8,827

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Distributors – 0.1%
37	Genuine Parts Co.	$2,933
22	POOL CORP.	4,657

		7,590

	Diversified Consumer Services – 0.1%
99	Service Corp. International	3,637

	Diversified Telecommunication Services – 0.2%
165	AT&T, Inc.	5,028
89	Verizon Communications, Inc.	5,113

		10,141

	Electric Utilities – 0.3%
110	American Electric Power Co., Inc.	9,142
14	Edison International	822
28	Eversource Energy	2,260
18	FirstEnergy Corp.	743
44	IDACORP, Inc.	4,038
32	PPL Corp.	813

		17,818

	Electrical Equipment – 0.2%
18	Acuity Brands, Inc.	1,559
55	Eaton Corp. PLC	4,592
30	Hubbell, Inc.	3,733

		9,884

	Electronic Equipment, Instruments & Components – 0.7%
89	Avnet, Inc.	2,672
37	Belden, Inc.	1,265
85	Cognex Corp.	4,695
18	Coherent, Inc.(a)	2,302
36	Corning, Inc.	792
16	Littelfuse, Inc.	2,324
16	Rogers Corp.(a)	1,777
214	TE Connectivity Ltd.	15,720
101	Trimble, Inc.(a)	3,498
160	Vishay Intertechnology, Inc.	2,654

		37,699

	Energy Equipment & Services – 0.2%
107	Baker Hughes Co.	1,493
65	National Oilwell Varco, Inc.	822
358	Schlumberger Ltd.	6,021
45	TechnipFMC PLC	401

		8,737

	Entertainment – 0.9%
30	Activision Blizzard, Inc.	1,912
68	Cinemark Holdings, Inc.	971
21	Electronic Arts, Inc.(a)	2,399
56	Netflix, Inc.(a)	23,512

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Entertainment – continued
26	Take-Two Interactive Software, Inc.(a)	$3,147
157	Walt Disney Co. (The)	16,980

		48,921

	Food & Staples Retailing – 0.2%
101	Kroger Co. (The)	3,193
214	SpartanNash Co.	3,670
28	Sysco Corp.	1,575
93	Walgreens Boots Alliance, Inc.	4,026

		12,464

	Food Products – 0.4%
62	Campbell Soup Co.	3,099
50	General Mills, Inc.	2,994
92	Hain Celestial Group, Inc. (The)(a)	2,377
7	Hershey Co. (The)	927
67	Hormel Foods Corp.	3,139
44	Ingredion, Inc.	3,573
15	J.M. Smucker Co. (The)	1,724
59	Kellogg Co.	3,864
6	McCormick & Co., Inc.	941
20	Mondelez International, Inc., Class A	1,029

		23,667

	Gas Utilities – 0.2%
89	New Jersey Resources Corp.	3,007
50	ONE Gas, Inc.	3,986
104	South Jersey Industries, Inc.	2,973
107	UGI Corp.	3,229

		13,195

	Health Care Equipment & Supplies – 0.7%
4	Becton Dickinson & Co.	1,010
24	Boston Scientific Corp.(a)	899
7	Cooper Cos., Inc. (The)	2,007
17	Danaher Corp.	2,779
11	DENTSPLY SIRONA, Inc.	467
4	Edwards Lifesciences Corp.(a)	870
46	Globus Medical, Inc., Class A(a)	2,183
25	Haemonetics Corp.(a)	2,844
44	Hill-Rom Holdings, Inc.	4,950
21	Hologic, Inc.(a)	1,052
12	Intuitive Surgical, Inc.(a)	6,131
170	Meridian Bioscience, Inc.(a)	2,040
34	Merit Medical Systems, Inc.(a)	1,388
5	STERIS PLC	712
4	Stryker Corp.	746
27	Varian Medical Systems, Inc.(a)	3,088
31	West Pharmaceutical Services, Inc.	5,867

		39,033

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Providers & Services – 1.7%
43	Acadia Healthcare Co., Inc.(a)	$1,032
15	Amedisys, Inc.(a)	2,762
8	Anthem, Inc.	2,246
37	BioTelemetry, Inc.(a)	1,728
78	Centene Corp.(a)	5,193
12	Chemed Corp.	4,999
13	Cigna Corp.	2,545
246	CVS Health Corp.	15,141
18	DaVita, Inc.(a)	1,422
42	Encompass Health Corp.	2,783
138	HCA Healthcare, Inc.	15,164
29	Henry Schein, Inc.(a)	1,582
52	Humana, Inc.	19,855
20	Laboratory Corp. of America Holdings(a)	3,289
185	MEDNAX, Inc.(a)	2,686
84	Patterson Cos., Inc.	1,536
31	Quest Diagnostics, Inc.	3,413
35	UnitedHealth Group, Inc.	10,237

		97,613

	Health Care Technology – 0.3%
179	Allscripts Healthcare Solutions, Inc.(a)	1,163
199	Cerner Corp.	13,809
87	HMS Holdings Corp.(a)	2,495

		17,467

	Hotels, Restaurants & Leisure – 1.3%
43	Dine Brands Global, Inc.	1,909
13	Domino’s Pizza, Inc.	4,705
48	Dunkin’ Brands Group, Inc.	3,016
135	Hilton Worldwide Holdings, Inc.	10,221
29	Jack in the Box, Inc.	1,749
31	Marriott Vacations Worldwide Corp.	2,573
9	McDonald’s Corp.	1,688
653	MGM Resorts International	10,990
162	Starbucks Corp.	12,430
178	Wendy’s Co. (The)	3,535
346	Yum China Holdings, Inc.	16,767
74	Yum! Brands, Inc.	6,396

		75,979

	Household Durables – 0.2%
143	KB Home	3,752
101	Meritage Homes Corp.(a)	5,309
191	Taylor Morrison Home Corp.(a)	2,779

		11,840

	Household Products – 0.5%
7	Clorox Co. (The)	1,305
159	Colgate-Palmolive Co.	11,173

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Household Products – continued
145	Procter & Gamble Co. (The)	$17,091

		29,569

	Independent Power & Renewable Electricity Producers – 0.2%
64	AES Corp. (The)	848
146	Ormat Technologies, Inc.	9,112

		9,960

	Industrial Conglomerates – 0.2%
25	Carlisle Cos., Inc.	3,024
1,271	General Electric Co.	8,643
8	Honeywell International, Inc.	1,135

		12,802

	Insurance – 0.8%
24	Aflac, Inc.	894
41	Allstate Corp. (The)	4,170
441	American International Group, Inc.	11,215
20	Brighthouse Financial, Inc.(a)	514
59	Chubb Ltd.	6,373
12	eHealth, Inc.(a)	1,280
77	First American Financial Corp.	3,551
29	Hanover Insurance Group, Inc. (The)	2,911
44	Hartford Financial Services Group, Inc. (The)	1,672
38	Lincoln National Corp.	1,348
24	Marsh & McLennan Cos., Inc.	2,336
77	Prudential Financial, Inc.	4,802
27	Travelers Cos., Inc. (The)	2,733

		43,799

	Interactive Media & Services – 2.2%
16	Alphabet, Inc., Class A(a)	21,547
32	Alphabet, Inc., Class C(a)	43,157
250	Facebook, Inc., Class A(a)	51,178
78	Match Group, Inc.(a)	6,003
235	Pinterest, Inc., Class A(a)	4,855

		126,740

	Internet & Direct Marketing Retail – 2.1%
162	Alibaba Group Holding Ltd., Sponsored ADR(a)	32,832
18	Amazon.com, Inc.(a)	44,532
15	Booking Holdings, Inc.(a)	22,209
389	eBay, Inc.	15,494
56	Etsy, Inc.(a)	3,633

		118,700

	IT Services – 2.2%
97	Automatic Data Processing, Inc.	14,229
65	Cognizant Technology Solutions Corp., Class A	3,771
496	DXC Technology Co.	8,993
15	Fiserv, Inc.(a)	1,546

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – continued
87	Gartner, Inc.(a)	$10,336
20	Global Payments, Inc.	3,320
24	International Business Machines Corp.	3,013
63	MasterCard, Inc., Class A	17,323
26	Paychex, Inc.	1,782
32	PayPal Holdings, Inc.(a)	3,936
243	Sabre Corp.	1,767
9	VeriSign, Inc.(a)	1,885
272	Visa, Inc., Class A	48,612
22	WEX, Inc.(a)	2,911

		123,424

	Leisure Products – 0.0%
98	Callaway Golf Co.	1,403

	Life Sciences Tools & Services – 0.5%
21	Agilent Technologies, Inc.	1,610
28	Illumina, Inc.(a)	8,933
11	IQVIA Holdings, Inc.(a)	1,568
1	Mettler-Toledo International, Inc.(a)	720
61	NeoGenomics, Inc.(a)	1,668
42	Repligen Corp.(a)	4,878
17	Thermo Fisher Scientific, Inc.	5,690
7	Waters Corp.(a)	1,309

		26,376

	Machinery – 1.6%
56	AGCO Corp.	2,959
132	Caterpillar, Inc.	15,362
81	Cummins, Inc.	13,243
127	Deere & Co.	18,423
55	Flowserve Corp.	1,549
7	Illinois Tool Works, Inc.	1,138
74	ITT, Inc.	3,901
101	Kennametal, Inc.	2,587
59	Oshkosh Corp.	3,984
120	Parker-Hannifin Corp.	18,974
18	Proto Labs, Inc.(a)	1,829
79	Terex Corp.	1,200
65	Toro Co. (The)	4,148
17	Xylem, Inc.	1,222

		90,519

	Media – 0.8%
4	Cable One, Inc.	7,651
26	Charter Communications, Inc., Class A(a)	12,876
465	Comcast Corp., Class A	17,498
17	Discovery, Inc., Series C(a)	347
60	Fox Corp., Class A	1,552
38	Interpublic Group of Cos., Inc. (The)	645
86	New York Times Co. (The), Class A	2,797

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Media – continued
53	Omnicom Group, Inc.	$3,023
64	ViacomCBS, Inc., Class B	1,105

		47,494

	Metals & Mining – 0.3%
143	Commercial Metals Co.	2,279
49	Newmont Corp.	2,914
8	Nucor Corp.	330
57	Reliance Steel & Aluminum Co.	5,106
37	Royal Gold, Inc.	4,534

		15,163

	Multi-Utilities – 0.2%
64	Consolidated Edison, Inc.	5,043
26	DTE Energy Co.	2,697
16	Sempra Energy	1,982
16	WEC Energy Group, Inc.	1,449

		11,171

	Multiline Retail – 0.1%
364	Macy’s, Inc.	2,133
48	Target Corp.	5,268

		7,401

	Oil, Gas & Consumable Fuels – 0.8%
706	Apache Corp.	9,234
66	Concho Resources, Inc.	3,744
68	Devon Energy Corp.	848
118	Diamondback Energy, Inc.	5,138
247	EOG Resources, Inc.	11,735
148	EQT Corp.	2,159
376	Marathon Oil Corp.	2,301
110	Noble Energy, Inc.	1,079
73	ONEOK, Inc.	2,185
426	Southwestern Energy Co.(a)	1,376
36	Valero Energy Corp.	2,281
76	World Fuel Services Corp.	1,900

		43,980

	Paper & Forest Products – 0.1%
54	Domtar Corp.	1,261
106	Louisiana-Pacific Corp.	2,120

		3,381

	Personal Products – 0.0%
9	Estee Lauder Cos., Inc. (The), Class A	1,588

	Pharmaceuticals – 1.1%
4	Allergan PLC	749
56	Bristol-Myers Squibb Co.	3,405
72	Catalent, Inc.(a)	4,979
36	Eli Lilly & Co.	5,567

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – continued
82	Merck & Co., Inc.	$6,506
107	Novartis AG, Sponsored ADR	9,066
89	Novo Nordisk A/S, Sponsored ADR	5,637
20	Perrigo Co. PLC	1,066
197	Pfizer, Inc.	7,557
441	Roche Holding AG, Sponsored ADR	19,170

		63,702

	Professional Services – 0.2%
59	Exponent, Inc.	4,149
24	Insperity, Inc.	1,145
65	Korn Ferry	1,874
36	ManpowerGroup, Inc.	2,673
22	Nielsen Holdings PLC	324
18	Verisk Analytics, Inc.	2,751

		12,916

	Real Estate Management & Development – 0.1%
37	CBRE Group, Inc., Class A(a)	1,589
30	Jones Lang LaSalle, Inc.	3,167

		4,756

	REITs - Apartments – 0.3%
109	American Campus Communities, Inc.	3,847
8	AvalonBay Communities, Inc.	1,303
72	Camden Property Trust	6,341
34	Equity Residential	2,212
11	Essex Property Trust, Inc.	2,685
4	Mid-America Apartment Communities, Inc.	448

		16,836

	REITs - Diversified – 0.2%
15	Crown Castle International Corp.	2,391
12	Digital Realty Trust, Inc.	1,794
5	Equinix, Inc.	3,376
101	Weyerhaeuser Co.	2,209

		9,770

	REITs - Health Care – 0.1%
27	Ventas, Inc.	873
103	Welltower, Inc.	5,277

		6,150

	REITs - Hotels – 0.1%
117	Host Hotels & Resorts, Inc.	1,440
339	Park Hotels & Resorts, Inc.	3,224

		4,664

	REITs - Office Property – 0.4%
16	Boston Properties, Inc.	1,555
164	Corporate Office Properties Trust	4,333

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Office Property – continued
186	Douglas Emmett, Inc.	$5,671
248	Easterly Government Properties, Inc.	6,674
82	Kilroy Realty Corp.	5,105

		23,338

	REITs - Storage – 0.0%
24	Iron Mountain, Inc.	581
5	Public Storage	927

		1,508

	REITs - Warehouse/Industrials – 0.1%
52	CyrusOne, Inc.	3,648

	Road & Rail – 0.3%
16	Kansas City Southern	2,089
45	Norfolk Southern Corp.	7,700
46	Ryder System, Inc.	1,628
52	Union Pacific Corp.	8,309

		19,726

	Semiconductors & Semiconductor Equipment – 1.7%
17	Advanced Micro Devices, Inc.(a)	891
57	Applied Materials, Inc.	2,832
34	Cabot Microelectronics Corp.	4,166
62	Cirrus Logic, Inc.(a)	4,687
49	Cree, Inc.(a)	2,113
184	First Solar, Inc.(a)	8,098
88	Ichor Holdings Ltd.(a)	2,191
201	Intel Corp.	12,056
84	NVIDIA Corp.	24,551
136	QUALCOMM, Inc.	10,699
48	Silicon Laboratories, Inc.(a)	4,667
123	Texas Instruments, Inc.	14,277
17	Universal Display Corp.	2,552

		93,780

	Software – 2.8%
27	Adobe, Inc.(a)	9,548
153	Autodesk, Inc.(a)	28,631
39	Blackbaud, Inc.	2,155
55	Bottomline Technologies, Inc.(a)	2,290
10	Citrix Systems, Inc.	1,450
16	Fair Isaac Corp.(a)	5,647
31	LogMeIn, Inc.	2,649
166	Microsoft Corp.	29,749
36	NortonLifeLock, Inc.	766
523	Oracle Corp.	27,703
44	PTC, Inc.(a)	3,047
32	Qualys, Inc.(a)	3,374
114	salesforce.com, Inc.(a)	18,462

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Software – continued
134	Workday, Inc., Class A(a)	$20,623

		156,094

	Specialty Retail – 0.6%
40	Aaron’s, Inc.	1,276
117	American Eagle Outfitters, Inc.	930
43	Asbury Automotive Group, Inc.(a)	2,903
13	Best Buy Co., Inc.	997
19	Five Below, Inc.(a)	1,713
54	Home Depot, Inc. (The)	11,871
28	Lithia Motors, Inc., Class A	3,096
32	Lowe’s Cos., Inc.	3,352
30	Monro, Inc.	1,665
8	Tiffany & Co.	1,012
37	TJX Cos., Inc. (The)	1,815
43	Williams-Sonoma, Inc.	2,659

		33,289

	Technology Hardware, Storage & Peripherals – 0.5%
54	Apple, Inc.	15,865
430	Hewlett Packard Enterprise Co.	4,326
262	HP, Inc.	4,064
110	NCR Corp.(a)	2,257
33	NetApp, Inc.	1,444
25	Seagate Technology PLC	1,249
19	Western Digital Corp.	875
44	Xerox Holdings Corp.	805

		30,885

	Textiles, Apparel & Luxury Goods – 0.3%
24	Deckers Outdoor Corp.(a)	3,570
46	NIKE, Inc., Class B	4,010
794	Under Armour, Inc., Class A(a)	8,273
101	Wolverine World Wide, Inc.	2,070

		17,923

	Thrifts & Mortgage Finance – 0.1%
359	New York Community Bancorp, Inc.	3,899

	Trading Companies & Distributors – 0.2%
159	Fastenal Co.	5,759
33	GATX Corp.	1,957
17	W.W. Grainger, Inc.	4,685

		12,401

	Water Utilities – 0.2%
76	American Water Works Co., Inc.	9,248
101	Essential Utilities, Inc.	4,221

		13,469

Information Classification: Limited Access

Shares	Description	Value (†)
Common Stocks – continued

	Wireless Telecommunication Services – 0.1%
68	Shenandoah Telecommunications Co.	$3,639

	Total Common Stocks (Identified Cost $2,484,578)	2,362,144

Principal Amount
Bonds and Notes – 15.4%

	Agency Commercial Mortgage-Backed Securities – 0.1%
$5,740	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	5,826

	Automotive – 0.3%
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,302
8,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	8,176

		15,478

	Banking – 2.7%
8,000	American Express Co., 3.400%, 2/27/2023	8,372
8,000	American Express Co., 3.700%, 8/03/2023	8,488
8,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	8,212
6,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	6,067
7,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	7,651
4,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	4,256
8,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	8,463
6,000	Capital One Financial Corp., 3.300%, 10/30/2024	6,117
8,000	Citigroup, Inc., 4.600%, 3/09/2026	8,820
5,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	5,208
4,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	4,003
8,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	8,546
8,000	HSBC Holdings PLC, 5.100%, 4/05/2021	8,280
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,424
9,000	KeyCorp, MTN, 2.250%, 4/06/2027	8,763
7,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	7,550
8,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	8,349

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	$5,157
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,046
9,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	9,424
6,000	Westpac Banking Corp., 2.750%, 1/11/2023	6,245

		150,441

	Brokerage – 0.2%
9,000	BlackRock, Inc., 2.400%, 4/30/2030	9,354

	Cable Satellite – 0.1%
7,000	Comcast Corp., 3.000%, 2/01/2024	7,465

	Construction Machinery – 0.1%
8,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	8,210

	Consumer Cyclical Services – 0.3%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,089
8,000	eBay, Inc., 3.800%, 3/09/2022	8,362

		14,451

	Electric – 0.3%
7,000	Duke Energy Corp., 3.750%, 4/15/2024	7,616
4,000	Exelon Corp., 4.050%, 4/15/2030	4,567
6,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,548

		18,731

	Finance Companies – 0.1%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,556

	Financial Other – 0.1%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,134

	Food & Beverage – 0.2%
8,000	General Mills, Inc., 4.000%, 4/17/2025	8,808

	Government Owned - No Guarantee – 0.3%
12,000	Federal National Mortgage Association, 6.625%, 11/15/2030	18,600

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Health Insurance – 0.3%
$7,000	Anthem, Inc., 4.101%, 3/01/2028	$7,832
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	6,827

		14,659

	Healthcare – 0.6%
3,000	Cigna Corp., 3.750%, 7/15/2023	3,204
7,000	CVS Health Corp., 4.300%, 3/25/2028	7,938
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,107
8,000	McKesson Corp., 3.950%, 2/16/2028	8,882
6,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	6,293
4,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	4,203

		34,627

	Independent Energy – 0.1%
7,000	EQT Corp., 3.000%, 10/01/2022	6,598

	Integrated Energy – 0.4%
7,000	BP Capital Markets PLC, 3.814%, 2/10/2024	7,440
8,000	Exxon Mobil Corp., 2.992%, 3/19/2025	8,544
5,000	Shell International Finance BV, 6.375%, 12/15/2038	7,174

		23,158

	Life Insurance – 0.2%
7,000	American International Group, Inc., 4.125%, 2/15/2024	7,598
4,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	3,845

		11,443

	Midstream – 0.3%
9,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	8,836
8,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	8,399

		17,235

	Mortgage Related – 3.4%
84,187	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	88,882
66,172	FNMA, 3.500%, with various maturities in 2049(c)	69,839

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$22,399	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	$23,842
10,821	FNMA, 4.500%, with various maturities from 2048 to 2049(c)	11,662

		194,225

	Oil Field Services – 0.1%
8,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	8,070

	Pharmaceuticals – 0.3%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	7,610
8,000	Amgen, Inc., 2.650%, 5/11/2022	8,226

		15,836

	Railroads – 0.1%
7,000	CSX Corp., 2.600%, 11/01/2026	7,422

	REITs - Office Property – 0.1%
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,999

	Restaurants – 0.1%
6,000	Starbucks Corp., 3.800%, 8/15/2025	6,561

	Technology – 1.0%
6,000	Apple, Inc., 2.500%, 2/09/2025	6,418
4,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	4,176
6,000	HP, Inc., 4.650%, 12/09/2021	6,246
4,000	Intel Corp., 2.450%, 11/15/2029	4,238
8,000	International Business Machines Corp., 4.000%, 6/20/2042	9,414
4,000	NVIDIA Corp., 2.850%, 4/01/2030	4,358
8,000	Oracle Corp., 2.950%, 5/15/2025	8,592
7,000	QUALCOMM, Inc., 3.450%, 5/20/2025	7,688
7,000	VMware, Inc., 2.950%, 8/21/2022	7,102

		58,232

	Treasuries – 2.9%
8,000	U.S. Treasury Bond, 2.500%, 5/15/2046	10,173

Information Classification: Limited Access

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$15,000	U.S. Treasury Bond, 2.875%, 11/15/2046	$20,443
21,000	U.S. Treasury Bond, 3.000%, 5/15/2045	28,857
8,000	U.S. Treasury Bond, 3.000%, 2/15/2048	11,230
14,000	U.S. Treasury Bond, 3.000%, 2/15/2049	19,837
6,000	U.S. Treasury Bond, 4.250%, 11/15/2040	9,485
5,000	U.S. Treasury Bond, 4.375%, 5/15/2041	8,066
6,000	U.S. Treasury Bond, 4.500%, 2/15/2036	9,285
12,000	U.S. Treasury Bond, 5.250%, 2/15/2029	16,833
7,000	U.S. Treasury Note, 1.125%, 9/30/2021	7,095
2,000	U.S. Treasury Note, 1.625%, 8/31/2022	2,065
4,000	U.S. Treasury Note, 2.000%, 11/15/2026	4,388
14,000	U.S. Treasury Note, 2.125%, 12/31/2022	14,703

		162,460

	Wireless – 0.2%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,081

	Wirelines – 0.5%
9,000	AT&T, Inc., 3.400%, 5/15/2025	9,531
8,000	AT&T, Inc., 3.875%, 1/15/2026	8,687
7,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.792%, 5/15/2025(d)	6,941

		25,159

	Total Bonds and Notes (Identified Cost $828,613)	868,819

Shares
Exchange-Traded Funds – 10.2%
6,697	iShares® ESG MSCI EAFE ETF	376,037
6,741	iShares® ESG MSCI Emerging Markets ETF	198,185

	Total Exchange-Traded Funds (Identified Cost $636,758)	574,222

Affiliated Mutual Funds – 32.0%
25,703	Loomis Sayles Inflation Protected Securities Fund, Class N	289,153
37,743	Loomis Sayles Limited Term Government and Agency Fund, Class N	435,934
44,913	Mirova Global Green Bond Fund, Class N	469,786

Information Classification: Limited Access

Shares	Description	Value (†)
Affiliated Mutual Funds – continued

56,149	Mirova International Sustainable Equity Fund, Class N	$611,458

	Total Affiliated Mutual Funds (Identified Cost $1,790,273)	1,806,331

	Total Investments – 99.4% (Identified Cost $5,740,222)	5,611,516
	Other assets less liabilities – 0.6%	32,610

	Net Assets – 100.0%	$5,644,126

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.
In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.
Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.
Mutual Funds are valued at net asset value.
Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of April 30, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of April 30, 2020 is disclosed.

Information Classification: Limited Access

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Information Classification: Limited Access

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$322,163	$12,096	$55,548	$3,714	$6,728	$289,153	$503
Loomis Sayles Limited Term Government and Agency Fund, Class N	482,941	31,234	84,318	2,723	3,354	435,934	2,094
Mirova Global Green Bond Fund, Class N	515,436	18,627	56,774	4,058	(11,561)	469,786	1,357
Mirova International Sustainable Equity Fund, Class N	634,081	101,296	62,153	(882)	(60,884)	611,458	1,334

	$1,954,621	$163,253	$258,793	$9,613	$(62,363)	$1,806,331	$5,288

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,362,144	$—	$—	$2,362,144
Bonds and Notes*	—	868,819	—	868,819
Exchange-Traded Funds	574,222	—	—	574,222
Affiliated Mutual Funds	1,806,331	—	—	1,806,331

Total	$4,742,697	$868,819	$—	$5,611,516

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2020 (Unaudited)

Equity	62.9%
Fixed Income	36.5

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%